Cover	Oct. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2022
Entity File Number	000-55489
Entity Registrant Name	Token Communities Ltd.
Entity Central Index Key	0001683252
Entity Tax Identification Number	81-3709511
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4802 Lena Road
Entity Address, Address Line Two	Unit 105
Entity Address, City or Town	Bradenton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34211
City Area Code	631
Local Phone Number	397-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false